DEFERRED GOVERNMENT GRANTS - Property, plant and equipment & Research and development (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)
DEFERRED GOVERNMENT GRANTS
Balance at beginning of the year	$ 5,095,809	¥ 32,349,218	¥ 33,005,891		¥ 33,005,891
Addition		1,200,000	1,500,000		3,600,000	¥ 1,600,000
Recognized as income		(600,000)
Total deferred government grants	3,425,824	24,322,667		$ 5,095,809	32,349,218	33,005,891
Less: current portion	(492,366)			(361,630)		(2,121,645)	¥ (3,495,701)	¥ (2,295,701)
Non-current portion	2,933,458			4,734,179		30,884,246	¥ 20,826,966	¥ 30,053,517
Government grants for property, plant and equipment
DEFERRED GOVERNMENT GRANTS
Balance at beginning of the year	3,103,001	22,030,690	21,847,340	3,441,502	21,847,340	21,096,442
Addition	169,019	1,200,000		244,479	1,552,000	2,000,000
Recognized as income	(102,515)	(727,839)	(1,400,000)	(215,597)	(1,368,650)	(1,249,102)
Total deferred government grants	3,169,505	22,502,851		3,103,001	22,030,690	21,847,340
Government grants for research and development
DEFERRED GOVERNMENT GRANTS
Balance at beginning of the year	1,453,355	10,318,528	11,158,551	1,757,750	11,158,551	10,387,874
Addition						1,610,700
Recognized as income	(1,197,036)	(8,498,712)	¥ (800,000)	(132,325)	(840,023)	(840,023)
Total deferred government grants	$ 256,319	¥ 1,819,816		$ 1,453,355	¥ 10,318,528	¥ 11,158,551